Related Party Transactions - Summary of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	¥ 245,755	$ 37,665	¥ 224,255	¥ 11,300
Wangsu
Related Party Transaction [Line Items]
Purchase of services	83,382	12,779	104,312
Net revenue from colocation services provided	83,054	12,729	95,071
Affiliates
Related Party Transaction [Line Items]
Management consulting services provided	59,741	9,156	16,434	¥ 11,300
Shareholder Affiliates
Related Party Transaction [Line Items]
Management consulting services provided	13,016	1,995	¥ 8,438
Qinyun
Related Party Transaction [Line Items]
Gain on divestiture	¥ 6,562	$ 1,006